Segment and Geographic Information	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Segment and Geographic Information
Segment and Geographic Information

9. Segment and Geographic Information

        Substantially all assets were held in the United States at December 31, 2011 and June 30, 2012. The following table summarizes revenues generated through sales personnel employed by U.S. and non-U.S. subsidiaries (in thousands):

	Six Months Ended June 30,
	2011	2012
Revenue:
Domestic	$40,868	$63,738
International	3,072	8,604

Total	$43,940	$72,342

13. Segment and Geographic Information

        Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker, in deciding how to allocate resources and assess performance. The Company's chief operating decision maker is its Chief Executive Officer ("CEO"). The CEO reviews financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance. As such, the Company has concluded that its operations constitute one operating and reportable segment.

        Substantially all assets were held in the United States for the years ended December 31, 2009, 2010, and 2011. The following table summarizes revenue generated through sales personnel employed by the Company's U.S. and non-U.S. subsidiaries (in thousands):

	Year Ended December 31,
	2009	2010	2011
Revenue:
Domestic	$16,220	$46,322	$93,357
International	—	1,506	10,321

Total	$16,220	$47,828	$103,678